Remuneration of Auditors (Details) - Schedule of Total Remuneration Paid or Payable to Auditors - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Audit and review of the Company’s financial statements
- PKF Perth		$ 159,900
- PKF Brisbane Audit	$ 197,000	95,000
Taxation services - PKF Perth	15,730	13,300
Other services - PKF Perth	1,200	3,500
Total	$ 213,930	$ 271,700